Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
Accounts payable	1,818,003	2,394,322
Accrued liabilities	3,812	1,424
Total	1,821,815	2,395,746